Unaudited Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 0	$ 53,200
Redeemable convertible preferred stock, shares outstanding (in shares)	0	76,494,000
Common stock, shares authorized (in shares)	400,000,000	152,901,000
Common stock, shares issued (in shares)	162,105,399	24,696,437
Common stock, shares outstanding (in shares)	162,105,399	24,696,437
Legacy Volta Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)		$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)		86,845,643
Redeemable convertible preferred stock, shares issued (in shares)		76,493,917
Redeemable convertible preferred stock, shares outstanding (in shares)		76,493,917
Redeemable convertible preferred stock, aggregate liquidation preference		$ 214,719,011
Volta Inc. Preferred Stock
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.001
Redeemable convertible preferred stock, shares authorized (in shares)	10,000,000
Redeemable convertible preferred stock, shares outstanding (in shares)	0
Redeemable convertible preferred stock, aggregate liquidation preference	$ 0
Class A Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)	350,000,000	48,540,000
Common stock, shares issued (in shares)	152,218,214	13,185,808
Common stock, shares outstanding (in shares)	152,218,214	13,185,808
Class B Common Stock
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.001
Common stock, shares authorized (in shares)	50,000,000	104,361,000
Common stock, shares issued (in shares)	9,887,185	11,510,629
Common stock, shares outstanding (in shares)	9,887,185	11,510,629